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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DG Capital Management, Inc.
                 -------------------------------
   Address:      101 Arch Street, Suite 650
                 -------------------------------
                 Boston, MA 02110
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-06035
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly Voss
         -------------------------------
Title:   Office Manager
         -------------------------------
Phone:   617-896-1514
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Kimberly Voss              Boston, MA          5/13/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 104
                                        --------------------

Form 13F Information Table Value Total: 812,449
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE

------------------------- ---------------- --------- -------- ---------------------  ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ----  ------------ ---------- --------- --------  ----
ALLEGHENY ENERGY INC          COMMON       017361106   23,356 1,130,500 SH          SOLE                    1,130,500
ALLSTATE CORP                 COMMON       020002101    8,666   160,300 SH          SOLE                      160,300
AMER EQ INV INV LIVE          COMMON       025676206   12,250   957,800 SH          SOLE                      957,800
AMERICAN ECOLOGY CORP         COMMON       025533407    9,696   818,195 SH          SOLE                      818,195
ANDRX CORP                    COMMON       034553107      227    10,000 SH          SOLE                       10,000
APACHE                        COMMON       037411105   21,179   345,900 SH          SOLE                      345,900
B. F. GOODRICH CO             COMMON       382388106    3,063    80,000 SH          SOLE                       80,000
BEMIS INC                     COMMON       081437105      389    12,500 SH          SOLE                       12,500
BJ SERVICES COMPANY           COMMON       055482103      519    10,000 SH          SOLE                       10,000
BLUELINX HOLDINGS INC         COMMON       09624H109      311    23,000 SH          SOLE                       23,000
BLYTH INC                     COMMON       09643P108      398    12,500 SH          SOLE                       12,500
BOEING CO                     COMMON       097023105      585    10,000 SH          SOLE                       10,000
CATERPILLAR INC DEL           COMMON       149123101    8,641    94,500 SH          SOLE                       94,500
CHICAGO BRG & IR ADR          COMMON       167250109      335    15,200 SH          SOLE                       15,200
CIMAREX ENERGY                COMMON       171798101   22,101   566,700 SH          SOLE                      566,700
CINTAS CORP                   COMMON       172908105      826    20,000 SH          SOLE                       20,000
CIT GROUP INC                 COMMON       125581108    6,844   180,100 SH          SOLE                      180,100
CITRIX SYSTEMS                COMMON       177376100      417    17,500 SH          SOLE                       17,500
CLEVELAND CLIFFS INC          COMMON       185896107      423     5,800 SH          SOLE                        5,800
CONOR MEDSYSTEMS INC          COMMON       208264101      293    18,000 SH          SOLE                       18,000
COOPER INDS LTD               COMMON       G24182100      286     4,000 SH          SOLE                        4,000
COVENTRY HEALTH CARE          COMMON       222862104   23,161   339,900 SH          SOLE                      339,900
DEERE & CO                    COMMON       244199105   23,556   350,900 SH          SOLE                      350,900
DEVON ENERGY CORP             COMMON       25179M103   25,446   532,900 SH          SOLE                      532,900
DOW CHEMICAL COMPANY          COMMON       260543103   15,703   315,000 SH          SOLE                      315,000
ENSCO INTERNATIONAL INC       COMMON       26874Q100      569    15,100 SH          SOLE                       15,100
ENTERPRISE PRODUCTS           COMMON       293792107    6,425   250,000 SH          SOLE                      250,000
ESSEX CORP                    COMMON       296744105      251    15,400 SH          SOLE                       15,400
FISERV INC                    COMMON       337738108   13,831   347,500 SH          SOLE                      347,500
FISHER SCIENTIFIC IN          COMMON       338032204   14,970   263,000 SH          SOLE                      263,000
FLUOR CORP NEW                COMMON       343412102      355     6,400 SH          SOLE                        6,400
FREEPORT-MCMORAN COP          COMMON       35671D857    2,076    52,400 SH          SOLE                       52,400
GENERAL DYNAMICS              COMMON       369550108   22,170   207,100 SH          SOLE                      207,100
GENITOPE CORP                 COMMON       37229P507    6,189   495,140 SH          SOLE                      495,140
GEORGIA GULF CORP             COMMON       373200203   12,424   270,200 SH          SOLE                      270,200
GOLDMAN SACHS GROUP           COMMON       38141G104    9,899    90,000 SH          SOLE                       90,000
HARRIS CORP                   COMMON       413875105      359    11,000 SH          SOLE                       11,000
HEALTH MGMT                   COMMON       421933102   18,884   721,300 SH          SOLE                      721,300

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
HEALTH NET INC                COMMON       42222G108      360    11,000 SH          SOLE                       11,000
HELMERICH & PAYNE IN          COMMON       423452101    8,271   208,400 SH          SOLE                      208,400
HONEYWELL INTL INC            COMMON       438516106      558    15,000 SH          SOLE                       15,000
HOSPIRA INC                   COMMON       441060100      355    11,000 SH          SOLE                       11,000
INFINITY PROP & CASUALTY      COMMON       45665Q103   12,079   386,400 SH          SOLE                      386,400
INGERSOLL-RAND CO             COMMON       G4776G101      319     4,000 SH          SOLE                        4,000
INTERMAP                      COMMON       458977204    1,924   452,700 SH          SOLE                      452,700
INTUITIVE SURGICAL I          COMMON       46120E602      364     8,000 SH          SOLE                        8,000
ITT INDUSTRIES INC            COMMON       450911102      316     3,500 SH          SOLE                        3,500
JACOBS ENGR GROUP IN          COMMON       469814107      348     6,700 SH          SOLE                        6,700
KEER-MCGEE CORP               COMMON       492386107   18,290   233,500 SH          SOLE                      233,500
KINDRED HEALTHCARE INC        COMMON       494580103      491    14,000 SH          SOLE                       14,000
KV PHARMACEUTICALS            COMMON       482740206      464    20,000 SH          SOLE                       20,000
LABORATORY CORP AMER          COMMON       50540R409      386     8,000 SH          SOLE                        8,000
LIFEPOINT HOSPITALS           COMMON       53219L109      495    11,300 SH          SOLE                       11,300
LINCARE HLDGS INC             COMMON       532791100      553    12,500 SH          SOLE                       12,500
LOUISIANA-PACIFIC CORP        COMMON       546347105   14,124   561,800 SH          SOLE                      561,800
MANOR CARE INC                COMMON       564055101   17,816   490,000 SH          SOLE                      490,000
MARATHON GROUP                COMMON       565849106    2,717    57,900 SH          SOLE                       57,900
MASSEY ENERGY CO              COMMON       576206106      480    12,000 SH          SOLE                       12,000
MCDONALDS CORP                COMMON       580135101    8,788   282,200 SH          SOLE                      282,200
MERRILL LYNCH                 COMMON       590188108   15,542   274,600 SH          SOLE                      274,600
MOHAWK INDS INC               COMMON       608190104    6,811    80,800 SH          SOLE                       80,800
MOSAIC CO                     COMMON       61945A107   14,233   834,300 SH          SOLE                      834,300
MRO SOFTWARE INC              COMMON       55347W105      295    21,000 SH          SOLE                       21,000
NABORS INDUSTRIES             COMMON       G6359F103   18,517   313,100 SH          SOLE                      313,100
NATIONAL OILWELL INC          COMMON       637071101      789    16,900 SH          SOLE                       16,900
NAVISTAR INTL CORP N          COMMON       63934E108    7,892   216,800 SH          SOLE                      216,800
NEWFIELD EXPLORATION          COMMON       651290108      616     8,300 SH          SOLE                        8,300
NEWMONT MINING CORP           COMMON       651639106    6,730   159,300 SH          SOLE                      159,300
NII HOLDINGS INC-CL B         COMMON       62913F201   10,781   187,500 SH          SOLE                      187,500
NOBLE CORP                    COMMON       G65422100    1,821    32,400 SH          SOLE                       32,400
OIL STS INTL INC              COMMON       678026105      411    20,000 SH          SOLE                       20,000
OLIN CORP                     COMMON       680665205      290    13,000 SH          SOLE                       13,000
OMI CORP                      COMMON       Y6476W104    1,379    72,000 SH          SOLE                       72,000
OMNICARE INC                  COMMON       681904108      532    15,000 SH          SOLE                       15,000
ONEIDA LTD                    COMMON       682505102    2,616 1,046,200 SH          SOLE                    1,046,200
OWENS & MINOR INC NE          COMMON       690732102      353    13,000 SH          SOLE                       13,000
PACIFIC SUNWEAR OF CA         COMMON       694873100    8,394   300,000 SH          SOLE                      300,000
PACIFICARE HEALTH SYSTEMS     COMMON       695112102    9,454   166,100 SH          SOLE                      166,100

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
PARKER HANNIFIN CORP          COMMON       701094104    9,138   150,000 SH          SOLE                      150,000
PATINA OIL & GAS COR          COMMON       703224105      600    15,000 SH          SOLE                       15,000
PATTERSON-UTI ENERGY INC      COMMON       703481101   20,321   812,200 SH          SOLE                      812,200
PEDIATRIX MED GROUP           COMMON       705324101   14,980   218,400 SH          SOLE                      218,400
PETRO-CANADA                  COMMON       71644E102   11,948   206,500 SH          SOLE                      206,500
PFIZER INC                    COMMON       717081103   15,762   600,000 SH          SOLE                      600,000
PHELPS DODGE CORP             COMMON       717265102   13,530   133,000 SH          SOLE                      133,000
PLAINS EXPLORATION            COMMON       726505100   16,396   469,800 SH          SOLE                      469,800
RAYTHEON COMPANY              COMMON       755111507   18,456   476,900 SH          SOLE                      476,900
SANDERS MORRIS HARRIS GRP     COMMON       80000Q104   11,794   652,300 SH          SOLE                      652,300
SHAW GROUP                    COMMON       820280105   14,065   645,200 SH          SOLE                      645,200
SS&C TECHNOLOGIES INC         COMMON       85227Q100      262    11,500 SH          SOLE                       11,500
STREETTRACKS GOLD TRUST       COMMON       863307104   12,298   287,200 SH          SOLE                      287,200
SWIFT TRANSPORTAION CO        COMMON       870756103      494    22,300 SH          SOLE                       22,300
TEEKAY SHIPPING CORP          COMMON       Y8564W103    8,990   200,000 SH          SOLE                      200,000
THE LIMITED INC               COMMON       532716107   12,612   519,000 SH          SOLE                      519,000
TRIAD HOSPITALS INC           COMMON       89579K109   16,087   321,100 SH          SOLE                      321,100
USX-US STEEL GROUP            COMMON       912909108   18,291   359,700 SH          SOLE                      359,700
WALTERS INDUSTRIES INC        COMMON       93317Q105    1,702    40,000 SH          SOLE                       40,000
WARREN RESOURCES INC          COMMON       93564A100    4,004   373,143 SH          SOLE                      373,143
WEATHERFORD INTL              COMMON       G95089101      637    11,000 SH          SOLE                       11,000
WELLPOINT HEALTH NTWRKS       COMMON       94973V107   16,421   131,000 SH          SOLE                      131,000
WEYERHAEUSER CORP             COMMON       962166104   26,825   391,600 SH          SOLE                      391,600
WYETH                         COMMON       983024100   23,962   568,100 SH          SOLE                      568,100
XL CAPITAL LTD                COMMON       G98255105    8,105   112,000 SH          SOLE                      112,000
XTO ENERGY CORP               COMMON       98385X106      744    22,666 SH          SOLE                       22,666